Pensions and other postretirement benefits (Details 12) - Railroad Employees National Early Retirement Major Medical Benefit Plan [Member]	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD
Contributions to multiemployer plan [Line Items]
Contributions for the multiemployer benefit plan for the period	CAD 10,000,000	CAD 10,000,000	CAD 10,000,000
Multiemployer plan employer contribution rate per month	CAD 140.54	CAD 141.29
Number of retirees covered	777	807